Accounts Receivable - Aging analysis based on the relevant invoice dates (Details) - Third parties - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Account Receivable
Accounts receivable	$ 146,607	$ 155,155
Not later than 3 months
Account Receivable
Accounts receivable	123,548	138,695
Between 3 months to 6 months
Account Receivable
Accounts receivable	15,782	9,914
Between 6 months to 1 year
Account Receivable
Accounts receivable	6,071	5,418
Later than 1 year
Account Receivable
Accounts receivable	$ 1,206	$ 1,128